Earnings/(losses) per share ("EPS")	6 Months Ended
Jun. 30, 2018
Earnings/(losses) per share ("EPS")
Earnings/(losses) per share ("EPS")

18. Earnings/(losses) per Share ("EPS")

        Basic earnings/(losses) per share was calculated by dividing the profit for the period attributable to the owners of the common shares by the weighted average number of common shares issued and outstanding during the period.

        Diluted earnings/(losses) per share is calculated by dividing the profit for the period attributable to the owners of the Group by the weighted average number of all potential ordinary shares assumed to have been converted into common shares, unless such potential ordinary shares have an antidilutive effect.

        The following reflects the earnings/(losses) and share data used in the basic and diluted earnings/(losses) per share computations:

	For the three months ended
	June 30, 2017	June 30, 2018
Basic loss per share
Loss for the period attributable to owners of the Group	(7,515)	(3,620)
Plus:
Dividend on preference shares	(2,516)	(2,516)

Loss for the period available to owners of the Group	(10,031)	(6,136)

Weighted average number of shares outstanding, basic	80,624,124	80,801,654

Basic loss per share	(0.12)	(0.08)

Diluted loss per share
Loss for the period available to owners of the Group used in the calculation of diluted loss per share	(10,031)	(6,136)

Weighted average number of shares outstanding, basic	80,624,124	80,801,654
Dilutive potential ordinary shares	—	—

Weighted average number of shares used in the calculation of diluted loss per share	80,624,124	80,801,654

Diluted loss per share	(0.12)	(0.08)

        The Group excluded the dilutive effect of 971,911 SARs in calculating diluted EPS for the three months ended June 30, 2018, as they were anti-dilutive (June 30, 2017: 2,153,024 SARs and 438,595 RSUs).

	For the six months ended
	June 30, 2017	June 30, 2018
Basic (loss)/earnings per share
Profit for the period attributable to owners of the Group	1,237	15,684
Less:
Dividend on preference shares	(5,031)	(5,032)

(Loss)/profit for the period available to owners of the Group	(3,794)	10,652

Weighted average number of shares outstanding, basic	80,592,912	80,758,631

Basic (loss)/earnings per share	(0.05)	0.13

Diluted (loss)/earnings per share
(Loss)/profit for the period available to owners of the Group used in the calculation of diluted (loss)/earnings per share	(3,794)	10,652

Weighted average number of shares outstanding, basic	80,592,912	80,758,631
Dilutive potential ordinary shares	—	732,041

Weighted average number of shares used in the calculation of diluted (loss)/earnings per share	80,592,912	81,490,672

Diluted (loss)/earnings per share	(0.05)	0.13

        The Group excluded the dilutive effect of 971,911 SARs in calculating diluted EPS for the six months ended June 30, 2018, as they were anti-dilutive (June 30, 2017: 2,153,024 SARs and 438,595 RSUs).